UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B Slfifka Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 27, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $83,901 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Arch Wireless                  COMMON           039392709      988    87914     X    SOLE                    87914
Comdisco Hldg Co Inc           COMMON           200334100    11852   141090     X    SOLE                   141090
Caremark RX Inc                COMMON           141705103    32180  1423879     X    SOLE                  1423879
Conseco Com                    COMMON           208464883      700    38815     X    SOLE                    38815
Chateau Communities Inc.       COMMON           161726104    14943   502130     X    SOLE                   502130
IGEN International             COMMON           449536101     3535    61399     X    SOLE                    61399
McLeod USA                     COMMON           582266706       57    41339     X    SOLE                    41339
NTL Inc.                       COMMON           62940M104     2304    49803     X    SOLE                    49803
NTL INC WHEN ISSUED            COMMON           62940M104      996    21535     X    SOLE                    21535
Owens Corning                  COMMON           69073F103       99   145066     X    SOLE                   145066
ROTECH MEDICAL CORP            COMMON           778901108       67    38660     X    SOLE                    38660
Rayonier Inc                   COMMON           754907103     7436   183154     X    SOLE                   183154
USG Corp                       COMMON           903293405     1677    97298     X    SOLE                    97298
USG Corp                       COMMON           903293405     4875   282800     X    SOLE                   282800
Owens Corning preferred        PREFERRED        690733209       46    16119     X    SOLE                    16119
Comcast Jan 30                 OPTION           20030N101      249     1423     PUT  SOLE                     1423
Cox Communications Jan 30      OPTION           224044107      156      976     PUT  SOLE                      976
Cox Communications Jan 32.5    OPTION           224044107       91      349     PUT  SOLE                      349
IGEN Intl Dec 50               OPTION           449536101     1230     1430     CALL SOLE                     1430
Igen Intl Dec 55               OPTION           449536101      264      659     CALL SOLE                      659
USG Oct 12.5                   OPTION           903293405      132      259     CALL SOLE                      259
USG Oct 15                     OPTION           903293405       24       88     CALL SOLE                       88